Inventories - Current (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials and consumables	$ 303	$ 299
Mold parts	52	50
Work-in-progress	13	19
Finished goods	555	596
Total current inventories	$ 923	$ 964